Income Taxes, Federal and State Net Operating Loss and Tax Credits (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Federal (Post December 31, 2017) [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses	$ 9,595
Federal (Pre January 1, 2018) [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses	$ 12,096
Federal (Pre January 1, 2018) [Member] | Minimum
Operating Loss Carryforwards [Abstract]
Net operating losses, Expiration Year	Dec. 31, 2028
Federal (Pre January 1, 2018) [Member] | Maximum
Operating Loss Carryforwards [Abstract]
Net operating losses, Expiration Year	Dec. 31, 2037
Federal [Member]
Tax Credit Carryforward [Abstract]
Tax credits	$ 225
Tax credit, Expiration Year	Dec. 31, 2037
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses	$ 4,764
Foreign [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses	$ 2,775
Net operating losses, Expiration Year	Dec. 31, 2035
Tax Credit Carryforward [Abstract]
Tax credits	$ 146